SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	May 19, 2016 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($) ¥ / $	Mar. 31, 2017 CNY (¥) ¥ / $	Jul. 31, 2016 CNY (¥)	May 19, 2016 CNY (¥)
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$ | ¥ / $					6.8832	6.8832
Revenue recognition
Business tax as a percentage of gross revenues		5.00%
VAT rate one as a percentage of gross revenues		3.00%
VAT rate two as a percentage of gross revenues		6.00%
Cost of revenues
Test monitoring costs		¥ 163,061,810	¥ 142,116,286	¥ 113,042,449
Royalty fees		7,423,118	4,823,101	4,991,524
Operating lease
Contingent rent		0
Asset retirement obligations						¥ 0
Cash, cash equivalents, restricted cash and short term loan
Borrowed amount					$ 501,170	¥ 3,449,650
Software developed for internal use
Research and development costs
Capitalized costs for the period		¥ 0	¥ 0	¥ 0
Minimum
Operating lease
Operating lease term		12 months
Maximum
Operating lease
Operating lease term		58 months
Commercial Loan Facility (the "Facility") | ATA BVI
Cash, cash equivalents, restricted cash and short term loan
Term of commercial loan facility	2 years
Maximum borrowing capacity | $	$ 4,000,000
Maturity date of each drawdown	12 months
Maximum maturity date of each drawdown prior to the expiration date of the corresponding SBLC	5 days
Borrowed amount							¥ 3,449,650
Commercial Loan Facility (the "Facility") | ATA BVI | Restricted cash
Cash, cash equivalents, restricted cash and short term loan
Standby Letter of Credit ("SBLC") used to secure the Facility								¥ 30,000,000
Commercial Loan Facility (the "Facility") | 3-month LIBOR | ATA BVI
Cash, cash equivalents, restricted cash and short term loan
Annual interest rate (as a percentage)	2.50%
Online education services | Minimum
Revenue recognition
Period for which end users can access services		90 days
Online education services | Maximum
Revenue recognition
Period for which end users can access services		360 days
Other revenue - licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition		10 years
Test development services | Minimum
Revenue recognition
Period for development of tests		2 months
Test development services | Maximum
Revenue recognition
Period for development of tests		6 months